Representative's Warrants Liability (Tables)	6 Months Ended
Sep. 30, 2023
Representative's Warrants Liability [Abstract]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model	These warrants do not trade in an active securities market, and as such, the Company estimates its fair value using the Black-Scholes Option Pricing Model (the “Black-Scholes Model”) on the date that these warrants were originally issued and as of September 30, 2023 and March 31, 2023 using the following assumptions:
	September 30, 2023	March 31, 2023	January 13, 2022
Representative’s Warrants liability
Stock price	$1.00	$0.98	$4.00
Exercise price	$4.80	$4.80	$4.80
Expected term (years)	3.29	3.79	5.00
Risk-free interest rate	4.60%	3.60%	1.47%
Expected volatility	57.84%	55.57%	55.39%